Schedule of Investments (unaudited) August 31, 2020	BlackRock Advantage ESG U.S. Equity Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 0.2%
Axon Enterprise, Inc.(a)	245	$20,992
BWX Technologies, Inc.	351	19,519
Curtiss-Wright Corp.	192	19,645
HEICO Corp.	196	21,544
HEICO Corp., Class A	348	31,104
Huntington Ingalls Industries, Inc.	130	19,698
L3Harris Technologies, Inc.	775	140,073
Mercury Systems, Inc.(a)	236	17,875
Teledyne Technologies, Inc.(a)	152	47,669

		338,119

Air Freight & Logistics — 1.0%
C.H. Robinson Worldwide, Inc.	5,451	535,833
Echo Global Logistics, Inc.(a)	4,050	110,646
Expeditors International of Washington, Inc.	7,341	648,871
Hub Group, Inc., Class A, Class A(a)	2,076	111,772

		1,407,122

Airlines — 0.4%
Alaska Air Group, Inc.	12,656	492,951

Auto Components — 0.3%
Aptiv PLC	4,130	355,676

Automobiles — 1.1%
Tesla, Inc.(a)	3,060	1,524,859

Banks — 1.5%
Associated Banc-Corp.	3,358	45,132
Bank of Hawaii Corp.	4,022	221,371
Citizens Financial Group, Inc.	17,639	456,321
Comerica, Inc.	2,254	89,101
Credicorp Ltd.	1,942	253,392
Cullen/Frost Bankers, Inc.	2,812	195,321
First Republic Bank	2,122	239,595
Investors Bancorp, Inc.	5,262	40,780
KeyCorp	7,549	93,004
M&T Bank Corp.	435	44,918
People’s United Financial, Inc.	3,960	41,897
Pinnacle Financial Partners, Inc.	461	18,417
Zions Bancorp NA	8,215	264,194

		2,003,443

Beverages — 1.0%
Coca-Cola European Partners PLC	3,554	146,283
Keurig Dr Pepper, Inc.	2,838	84,657
PepsiCo, Inc.	8,205	1,149,192

		1,380,132

Biotechnology — 3.3%
AbbVie, Inc.	11,367	1,088,618
Amgen, Inc.	5,087	1,288,639
Biogen, Inc.(a)	581	167,119
Gilead Sciences, Inc.	15,531	1,036,694
Moderna, Inc.(a)	876	56,844
Novavax, Inc.(a)	224	24,716
Regeneron Pharmaceuticals, Inc.(a)	352	218,215
Vertex Pharmaceuticals, Inc.(a)	2,326	649,233

		4,530,078

Building Products — 1.0%
Allegion PLC	2,568	265,505

Security	Shares	Value

Building Products (continued)
Lennox International, Inc.	1,914	$536,552
Masco Corp.	4,338	252,905
Trane Technologies PLC	1,213	143,607
Trex Co., Inc.(a)	761	113,762

		1,312,331

Capital Markets — 3.4%
Ameriprise Financial, Inc.	2,228	349,350
Bank of New York Mellon Corp.	11,933	441,282
Cboe Global Markets, Inc.	562	51,586
Charles Schwab Corp.	9,277	329,612
CME Group, Inc.	3,078	541,328
E*TRADE Financial Corp.	1,268	68,599
FactSet Research Systems, Inc.	696	243,878
Invesco Ltd.	18,460	188,292
Janus Henderson Group PLC	3,048	63,155
Moody’s Corp.	1,746	514,442
Morgan Stanley	13,957	729,393
Northern Trust Corp.	794	65,021
S&P Global, Inc.	1,348	493,934
T. Rowe Price Group, Inc.	3,825	532,478
TD Ameritrade Holding Corp.	1,190	45,672

		4,658,022

Chemicals — 2.2%
Axalta Coating Systems Ltd.(a)	3,890	92,777
Ecolab, Inc.	5,319	1,048,269
FMC Corp.	4,968	530,880
HB Fuller Co.	10,082	485,650
PPG Industries, Inc.	3,538	425,975
Scotts Miracle-Gro Co.	1,906	321,218
Trinseo SA	6,753	168,217

		3,072,986

Commercial Services & Supplies — 0.3%
Matthews International Corp., Class A	8,157	178,638
MSA Safety, Inc.	1,166	146,858
SP Plus Corp.(a)	1,047	21,474

		346,970

Communications Equipment — 1.0%
Cisco Systems, Inc.	31,112	1,313,549

Construction & Engineering — 0.8%
EMCOR Group, Inc.	9,176	688,292
Jacobs Engineering Group, Inc.	3,065	276,678
Valmont Industries, Inc.	1,325	168,341

		1,133,311

Consumer Finance — 1.9%
Ally Financial, Inc.	49,605	1,134,962
American Express Co.	14,481	1,471,125

		2,606,087

Containers & Packaging — 0.3%
AptarGroup, Inc.	3,700	438,043

Diversified Consumer Services — 0.7%
Bright Horizons Family Solutions, Inc.(a)	3,843	511,157
Graham Holdings Co., Class B.	64	27,389
ServiceMaster Global Holdings, Inc.(a)	6,812	271,799

SCHEDULE OF INVESTMENTS	1

Schedule of Investments (unaudited) (continued) August 31, 2020	BlackRock Advantage ESG U.S. Equity Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Diversified Consumer Services (continued)
Strategic Education, Inc.	505	$51,798
WW International, Inc.(a)	2,935	68,914

		931,057

Diversified Financial Services — 0.5%
Berkshire Hathaway, Inc., Class B(a)	1,884	410,788
Voya Financial, Inc.	5,064	262,872

		673,660

Diversified Telecommunication Services — 1.0%
AT&T, Inc.	14,285	425,836
Cincinnati Bell, Inc.(a)	2	30
Liberty Global PLC, Class A(a)	3,753	87,708
Liberty Latin America Ltd., Class C, Class C(a)	10,571	100,847
Verizon Communications, Inc.	11,338	672,003
Vonage Holdings Corp.(a)	4,786	54,800

		1,341,224

Electric Utilities — 2.3%
Avangrid, Inc.	21,263	1,021,475
Eversource Energy	11,148	955,495
Exelon Corp.	12,829	473,519
IDACORP, Inc.	4,169	374,793
NextEra Energy, Inc.	631	176,156
Pinnacle West Capital Corp.	1,021	74,890

		3,076,328

Electrical Equipment — 0.9%
Generac Holdings, Inc.(a)	1,476	280,411
Hubbell, Inc.	986	142,891
Rockwell Automation, Inc.	3,246	748,300

		1,171,602

Electronic Equipment, Instruments & Components — 0.3%
Avnet, Inc.	11,418	314,109
ePlus, Inc.(a)	787	60,379
Insight Enterprises, Inc.(a)	505	30,201

		404,689

Energy Equipment & Services — 0.7%
Schlumberger Ltd.	53,327	1,013,746
Transocean Ltd.(a)	1	1

		1,013,747

Entertainment — 1.5%
Activision Blizzard, Inc.	2,537	211,890
Netflix, Inc.(a)	1,617	856,299
Walt Disney Co.	7,297	962,255

		2,030,444

Equity Real Estate Investment Trusts (REITs) — 3.0%
Alexandria Real Estate Equities, Inc.	240	40,411
CorePoint Lodging, Inc.	28,943	164,396
Equity Residential	22,866	1,290,786
Healthpeak Properties, Inc.	1,992	55,059
Kilroy Realty Corp.	889	52,024
Kimco Realty Corp.	8,784	105,320
Outfront Media, Inc.	5,143	87,071
Prologis, Inc.	14,483	1,475,239
Regency Centers Corp.	4,262	169,244
SBA Communications Corp.	2,014	616,425
Welltower, Inc.	1,719	98,877

		4,154,852

Security	Shares	Value

Food & Staples Retailing — 1.3%
Costco Wholesale Corp.	5,113	$1,777,586

Food Products — 1.9%
General Mills, Inc.	15,452	988,155
Hershey Co.	4,937	733,836
Kellogg Co.	2,667	189,117
McCormick & Co., Inc.	3,609	744,176

		2,655,284

Gas Utilities — 0.3%
UGI Corp.	13,112	452,757

Health Care Equipment & Supplies — 2.1%
DexCom, Inc.(a)	1,408	598,977
Edwards Lifesciences Corp.(a)	15,807	1,356,873
Globus Medical, Inc., Class A(a)	1,519	85,854
Hill-Rom Holdings, Inc.	476	44,644
IDEXX Laboratories, Inc.(a)	1,524	595,975
Quidel Corp.(a)	155	27,274
Shockwave Medical, Inc.(a)	1,401	89,020
Stryker Corp.	226	44,784
Varian Medical Systems, Inc.(a)	343	59,569

		2,902,970

Health Care Providers & Services — 1.9%
1Life Healthcare Inc.(a)	1,633	47,635
AmerisourceBergen Corp.	2,004	194,448
Anthem, Inc.	942	265,192
Cardinal Health, Inc.	2,966	150,554
CVS Health Corp.	363	22,549
Henry Schein, Inc.(a)	2,471	164,173
Humana, Inc.	253	105,038
McKesson Corp.	3,202	491,315
UnitedHealth Group, Inc.	3,671	1,147,371

		2,588,275

Health Care Technology — 0.4%
Allscripts Healthcare Solutions, Inc.(b)	14,695	131,226
HMS Holdings Corp.	1,029	28,699
Teladoc Health, Inc.(b)	1,514	326,555
		486,480

Hotels, Restaurants & Leisure — 1.3%
Chipotle Mexican Grill, Inc.(a)	321	420,600
Choice Hotels International, Inc.	915	90,850
Cracker Barrel Old Country Store, Inc.	1,680	224,633
Dave & Buster’s Entertainment, Inc.	13,371	222,360
Dine Brands Global, Inc.	4,263	253,904
Domino’s Pizza, Inc.	101	41,305
Extended Stay America, Inc.	15,197	189,811
Vail Resorts, Inc.	1,053	229,206
Wyndham Destinations, Inc.	1,359	39,397

		1,712,066

Household Durables — 0.0%
Hooker Furniture Corp.	1,790	44,124

Household Products — 1.6%
Clorox Co.	4,005	895,117
Colgate-Palmolive Co.	11,706	927,818
Procter & Gamble Co.	2,796	386,771

		2,209,706

2

Schedule of Investments (unaudited) (continued) August 31, 2020	BlackRock Advantage ESG U.S. Equity Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Industrial Conglomerates — 0.6%
Honeywell International, Inc.	3,749	$620,647
Roper Technologies, Inc.	352	150,371

		771,018

Insurance — 2.2%
Aflac, Inc.	6,222	225,983
Allstate Corp.	182	16,926
First American Financial Corp.	10,331	543,101
Marsh & McLennan Cos., Inc.	4,703	540,422
Progressive Corp.	920	87,437
Reinsurance Group of America, Inc.	1,351	123,860
Travelers Cos., Inc.	11,211	1,300,924
Willis Towers Watson PLC	489	100,504

		2,939,157

Interactive Media & Services — 4.8%
Alphabet, Inc., Class A(a)	1,865	3,039,073
Alphabet, Inc., Class C(a)	1,132	1,849,892
Facebook, Inc., Class A(a)	5,344	1,566,861
TripAdvisor, Inc.	1,671	39,051

		6,494,877

Internet & Direct Marketing Retail — 4.4%
Amazon.com, Inc.(b)	1,660	5,728,594
Etsy, Inc.	763	91,331
Grubhub, Inc.	383	27,710
Wayfair, Inc., Class A, Class A	375	111,210

		5,958,845

IT Services — 5.9%
Accenture PLC, Class A, Class A	7,326	1,757,727
Automatic Data Processing, Inc.	6,596	917,438
Booz Allen Hamilton Holding Corp.	2,144	188,801
Fiserv, Inc.(a)	868	86,435
Jack Henry & Associates, Inc.	160	26,467
Mastercard, Inc., Class A	1,843	660,144
Paychex, Inc.	3,266	249,751
PayPal Holdings, Inc.(a)	8,257	1,685,584
Visa, Inc., Class A	11,512	2,440,429

		8,012,776
Life Sciences Tools & Services — 0.9%
Agilent Technologies, Inc.	4,681	470,066
Mettler-Toledo International, Inc.(a)	241	233,958
PRA Health Sciences, Inc.(a)	213	22,772
Thermo Fisher Scientific, Inc.	392	168,160
Waters Corp.(a)	1,675	362,235

		1,257,191

Machinery — 1.9%
Donaldson Co., Inc.	446	22,460
Graco, Inc.	405	23,498
Illinois Tool Works, Inc.	633	125,049
ITT, Inc.	1,707	107,217
Oshkosh Corp.	7,514	578,653
Snap-on, Inc.	2,406	356,738
Woodward, Inc.	1,464	125,450
Xylem, Inc.	15,289	1,225,872

		2,564,937

Media — 1.4%
Altice USA, Inc., Class A(a)	13,273	366,069
Comcast Corp., Class A	8,267	370,444
Discovery, Inc., Class A(a)(b)	13,716	302,644
Discovery, Inc., Class C(a)	1,525	30,454

Security	Shares	Value

Media (continued)
New York Times Co., Class A	1,392	$60,316
Nexstar Media Group, Inc., Class A, Class A	891	85,545
Sirius XM Holdings, Inc.	67,868	398,385
TEGNA, Inc.	24,563	307,529

		1,921,386

Metals & Mining — 0.6%
Reliance Steel & Aluminum Co.	5,951	624,081
Royal Gold, Inc.	249	33,944
Ryerson Holding Corp.(a)	8,219	45,287
Schnitzer Steel Industries, Inc.	7,171	141,555

		844,867

Multiline Retail — 0.2%
Nordstrom, Inc.	13,862	221,792

Multi-Utilities — 0.8%
Consolidated Edison, Inc.	15,765	1,124,675

Oil, Gas & Consumable Fuels — 1.2%
Approach Resources, Inc.(a)	39	1
Chevron Corp.	774	64,962
ConocoPhillips	5,188	196,573
Delek US Holdings, Inc.	8,783	138,157
EOG Resources, Inc.	7,254	328,896
Hess Corp.	1,178	54,235
Kosmos Energy Ltd.	21,905	32,200
PBF Energy, Inc., Class A	12,359	105,793
Phillips 66	7,122	416,423
Valero Energy Corp.	5,838	307,021

		1,644,261

Paper & Forest Products — 0.3%
Boise Cascade Co.	9,819	449,710

Pharmaceuticals — 4.3%
Bristol-Myers Squibb Co.	18,734	1,165,255
Bristol-Myers Squibb Co.(a)	2,252	6,035
Catalent, Inc.(a)	603	55,778
Eli Lilly & Co.	4,021	596,676
Johnson & Johnson	10,070	1,544,839
Merck & Co., Inc.	5,601	477,597
Pfizer, Inc.	21,136	798,729
Theravance Biopharma, Inc.(a)	1,064	19,503
Zoetis, Inc.	7,168	1,147,597

		5,812,009

Professional Services — 0.5%
ICF International, Inc.	506	34,565
IHS Markit Ltd.	2,312	184,775
Kelly Services, Inc., Class A	1,419	26,947
Robert Half International, Inc.	7,145	380,114
TriNet Group, Inc.(a)	412	27,950

		654,351

Real Estate Management & Development — 0.2%
CBRE Group, Inc., Class A	5,060	237,972
Marcus & Millichap, Inc.	1,255	35,403

		273,375

Road & Rail — 0.6%
Landstar System, Inc.	3,058	406,989
Old Dominion Freight Line, Inc.	1,463	295,789
Ryder System, Inc.	1,405	57,465

SCHEDULE OF INVESTMENTS	3

Schedule of Investments (unaudited) (continued) August 31, 2020	BlackRock Advantage ESG U.S. Equity Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Road & Rail (continued)
Schneider National, Inc., Class B, Class B	1,889	$51,116
Werner Enterprises, Inc.	1,162	53,464

		864,823

Semiconductors & Semiconductor Equipment — 4.5%
Advanced Micro Devices, Inc.(a)	3,926	356,559
Applied Materials, Inc.	15,161	933,918
Cirrus Logic, Inc.(a)	4,859	294,407
Intel Corp.	23,078	1,175,824
Marvell Technology Group Ltd.	2,484	96,329
NVIDIA Corp.	4,566	2,442,719
Silicon Laboratories, Inc.(a)	3,949	404,417
Xilinx, Inc.	4,433	461,741

		6,165,914

Software — 10.2%
8x8, Inc.(a)	8,307	140,222
ACI Worldwide, Inc.(a)	1,432	42,072
Adobe, Inc.(a)	2,629	1,349,702
Atlassian Corp. PLC, Class A(a)	1,220	233,947
Cadence Design Systems, Inc.(a)	9,469	1,050,207
Citrix Systems, Inc.	1,367	198,488
Cloudflare, Inc., Class A, Class A(a)	3,775	144,432
DocuSign, Inc.(a)	1,290	287,670
HubSpot, Inc.(a)	130	38,958
Intuit, Inc.	4,447	1,535,949
Microsoft Corp.	29,218	6,589,536
RingCentral, Inc., Class A(a)	756	219,822
salesforce.com, Inc.(a)	2,030	553,479
ServiceNow, Inc.(a)	1,354	652,655
Slack Technologies, Inc., Class A, Class A(a)	5,834	191,589
Smartsheet, Inc., Class A(a)	2,918	159,119
Zoom Video Communications, Inc., Class A(a)	1,083	352,083
Zscaler, Inc.(a)	1,281	183,619

		13,923,549

Specialty Retail — 2.8%
American Eagle Outfitters, Inc.	17,178	216,615
Buckle, Inc.	2,756	51,647
Designer Brands, Inc., Class A	28,834	203,280
Dick’s Sporting Goods, Inc.	3,773	204,195
Five Below, Inc.(a)	1,950	213,427
Foot Locker, Inc.	7,068	214,372
Gap, Inc.	12,233	212,732
Guess?, Inc.	17,697	203,516
Home Depot, Inc.	6,432	1,833,377
MarineMax, Inc.(a)	1,387	40,792
RH(a)	670	221,468
Signet Jewelers Ltd.	11,754	202,992
Tiffany & Co.	492	60,270

		3,878,683

Security	Shares	Value

Technology Hardware, Storage & Peripherals — 5.8%
Apple, Inc.	60,755	$7,839,825
HP, Inc.	5,456	106,665

		7,946,490

Textiles, Apparel & Luxury Goods — 0.7%
NIKE, Inc., Class B, Class B	6,363	711,956
Oxford Industries, Inc.	4,258	210,899

		922,855

Thrifts & Mortgage Finance — 0.1%
Federal Agricultural Mortgage Corp., Class C, Class C	859	58,541
MGIC Investment Corp	13,000	119,210

		177,751

Trading Companies & Distributors — 0.3%
GATX Corp.	2,220	148,473
W.W. Grainger, Inc	862	315,001

		463,474

Water Utilities — 0.1%
Essential Utilities, Inc.	4,403	187,128

Wireless Telecommunication Services — 0.1%
Telephone & Data Systems, Inc.	3,340	77,254
United States Cellular Corp.(a)	2,581	93,897

		171,151

Total Long-Term Investments — 96.8%
(Cost: $98,319,671)		132,187,575

Short-Term Securities

Money Market Funds — 1.1%
SL Liquidity Series, LLC, Money Market Series, 0.40%(c)(d)(e)	1,470,532	1,471,267

Total Short-Term Securities — 1.1%
(Cost: $1,471,278)		1,471,267

Total Investments — 97.9%
(Cost: $99,790,949)		133,658,842
Other Assets Less Liabilities — 2.1% 2,870,535

Net Assets — 100.0%		$136,529,377

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

4

Schedule of Investments (unaudited) (continued) August 31, 2020	BlackRock Advantage ESG U.S. Equity Fund

Affiliates

Investments in issuers considered to be an affiliate of the Fund during the period ended August 31, 2020, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 05/31/20	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 08/31/20	Shares Held at 08/31/20	Income		Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, T-Fund, Institutional Class(a)	$—	$ —(b)	$—		$—	$—	$—	—	$926		$—
SL Liquidity Series, LLC, Money Market Series	4,503,354	—	(3,031,593	)(b)	(275)	(219)	1,471,267	1,470,532	1,787	(c)	—

					$(275)	$(219)	$1,471,267		$2,713		$—

(a)	As of period end, the entity is no longer held.
(b)	Represents net amount purchased (sold).
(c)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Russell 2000 E-Mini Index	57	09/18/20	$4,450	$45,911

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

SCHEDULE OF INVESTMENTS	5

Schedule of Investments (unaudited) (continued) August 31, 2020	BlackRock Advantage ESG U.S. Equity Fund

Fair Value Hierarchy as of Period End (continued)

Certain investments of the Fund were fair valued using net asset value (“NAV”) per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$132,187,575	$—	$—	$132,187,575

	$132,187,575	$—	$—	132,187,575

Investments Valued at NAV(a)				1,471,267

				$133,658,842

Derivative Financial Instruments(b)
Assets
Equity Contracts	$45,911	$—	$—	$45,911

(a)	Certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(b)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation

S&P	Standard & Poor’s

6